Expense Example - Class N - NICHOLAS II INC - CLASS N	Jan. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108